UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22525

 NAME OF REGISTRANT:                     Managed Portfolio Series



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Brian R. Wiedmeyer, President
                                         Managed Portfolio Series,
                                         c/o U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Ave, 5th
                                         Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6844

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 11/23/2021


Torray/Resolute Small/Mid Cap Fund
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 ASPEN TECHNOLOGY, INC.                                                                      Agenda Number:  935510518
--------------------------------------------------------------------------------------------------------------------------
        Security:  045327103
    Meeting Type:  Annual
    Meeting Date:  10-Dec-2021
          Ticker:  AZPN
            ISIN:  US0453271035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Karen Golz                                                Mgmt          For                            For
       Antonio J. Pietri                                         Mgmt          For                            For
       R. Halsey Wise                                            Mgmt          For                            For

2.     Ratify the appointment of KPMG LLP ("KPMG")               Mgmt          For                            For
       as our independent registered public
       accounting firm for fiscal 2022.

3.     Approve, on an advisory basis, the                        Mgmt          For                            For
       compensation of our named executive
       officers as identified in the Proxy
       Statement for the annual meeting (so-called
       "say on pay").




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 CATALENT, INC.                                                                              Agenda Number:  935494411
--------------------------------------------------------------------------------------------------------------------------
        Security:  148806102
    Meeting Type:  Annual
    Meeting Date:  28-Oct-2021
          Ticker:  CTLT
            ISIN:  US1488061029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Madhavan Balachandran               Mgmt          For                            For

1B.    Election of Director: Michael J. Barber                   Mgmt          For                            For

1C.    Election of Director: J. Martin Carroll                   Mgmt          For                            For

1D.    Election of Director: John Chiminski                      Mgmt          For                            For

1E.    Election of Director: Rolf Classon                        Mgmt          For                            For

1F.    Election of Director: Rosemary A. Crane                   Mgmt          For                            For

1G.    Election of Director: John Greisch                        Mgmt          For                            For

1H.    Election of Director: Christa Kreuzburg                   Mgmt          For                            For

1I.    Election of Director: Gregory T. Lucier                   Mgmt          For                            For

1J.    Election of Director: Donald E. Morel, Jr.                Mgmt          For                            For

1K.    Election of Director: Jack Stahl                          Mgmt          For                            For

2.     Ratification of Appointment of Independent                Mgmt          For                            For
       Auditor for Fiscal 2022.

3.     Advisory Vote to Approve Our Executive                    Mgmt          For                            For
       Compensation (Say-on-Pay).

4.     Advisory Vote on the Frequency of Advisory                Mgmt          1 Year                         For
       Votes in Respect of Executive Compensation.

5.     Amend our Certificate of Incorporation to                 Mgmt          For                            For
       Remove the Limitation on Calling
       Shareholder Special Meetings.

6.     Amend our Certificate of Incorporation to                 Mgmt          For                            For
       Add a Federal Forum Selection Provision.

7.     Amend and Restate our Certificate of                      Mgmt          For                            For
       Incorporation to (i) Eliminate the
       Supermajority Vote Requirement for
       Amendments and (ii) Make Non-Substantive
       and Conforming Changes.




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 COPART, INC.                                                                                Agenda Number:  935509236
--------------------------------------------------------------------------------------------------------------------------
        Security:  217204106
    Meeting Type:  Annual
    Meeting Date:  03-Dec-2021
          Ticker:  CPRT
            ISIN:  US2172041061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Willis J. Johnson                   Mgmt          For                            For

1B.    Election of Director: A. Jayson Adair                     Mgmt          For                            For

1C.    Election of Director: Matt Blunt                          Mgmt          For                            For

1D.    Election of Director: Steven D. Cohan                     Mgmt          For                            For

1E.    Election of Director: Daniel J. Englander                 Mgmt          For                            For

1F.    Election of Director: James E. Meeks                      Mgmt          For                            For

1G.    Election of Director: Thomas N. Tryforos                  Mgmt          For                            For

1H.    Election of Director: Diane M. Morefield                  Mgmt          For                            For

1I.    Election of Director: Stephen Fisher                      Mgmt          For                            For

1J.    Election of Director: Cherylyn Harley LeBon               Mgmt          For                            For

1K.    Election of Director: Carl D. Sparks                      Mgmt          For                            For

2.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, the compensation of our named
       executive officers for the fiscal year
       ended July 31, 2021 (say-on-pay vote).

3.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as our independent registered public
       accounting firm for the fiscal year ending
       July 31, 2022.




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 DYNATRACE, INC.                                                                             Agenda Number:  935472100
--------------------------------------------------------------------------------------------------------------------------
        Security:  268150109
    Meeting Type:  Annual
    Meeting Date:  26-Aug-2021
          Ticker:  DT
            ISIN:  US2681501092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class II Director: Seth Boro                  Mgmt          For                            For

1B.    Election of Class II Director: Jill Ward                  Mgmt          For                            For

1C.    Election of Class II Director: Kirsten                    Mgmt          For                            For
       Wolberg

2.     Ratify the appointment of BDO USA, LLP as                 Mgmt          For                            For
       Dynatrace's independent registered public
       accounting firm for the fiscal year ending
       March 31, 2022.

3.     Non-binding advisory vote on the frequency                Mgmt          1 Year                         For
       of future non-binding advisory votes on the
       compensation of Dynatrace's named executive
       officers.




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 JACK HENRY & ASSOCIATES, INC.                                                               Agenda Number:  935504250
--------------------------------------------------------------------------------------------------------------------------
        Security:  426281101
    Meeting Type:  Annual
    Meeting Date:  16-Nov-2021
          Ticker:  JKHY
            ISIN:  US4262811015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       D. Foss                                                   Mgmt          For                            For
       M. Flanigan                                               Mgmt          For                            For
       T. Wilson                                                 Mgmt          For                            For
       J. Fiegel                                                 Mgmt          For                            For
       T. Wimsett                                                Mgmt          For                            For
       L. Kelly                                                  Mgmt          For                            For
       S. Miyashiro                                              Mgmt          For                            For
       W. Brown                                                  Mgmt          For                            For
       C. Campbell                                               Mgmt          For                            For

2.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of our named executive
       officers.

3.     To ratify the selection of the Company's                  Mgmt          For                            For
       independent registered public accounting
       firm.




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 MYOVANT SCIENCES LTD.                                                                       Agenda Number:  935479560
--------------------------------------------------------------------------------------------------------------------------
        Security:  G637AM102
    Meeting Type:  Annual
    Meeting Date:  05-Nov-2021
          Ticker:  MYOV
            ISIN:  BMG637AM1024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director to serve for a                       Mgmt          For                            For
       one-year term: Terrie Curran

1B.    Election of Director to serve for a                       Mgmt          For                            For
       one-year term: Mark Guinan

1C.    Election of Director to serve for a                       Mgmt          For                            For
       one-year term: Adele Gulfo

1D.    Election of Director to serve for a                       Mgmt          For                            For
       one-year term: David Marek

1E.    Election of Director to serve for a                       Mgmt          For                            For
       one-year term: Hiroshi Nomura

1F.    Election of Director to serve for a                       Mgmt          For                            For
       one-year term: Myrtle Potter

2.     To ratify the selection by the Audit                      Mgmt          For                            For
       Committee of the Board of Ernst & Young LLP
       as Myovant's independent registered public
       accounting firm for Myovant's fiscal year
       ending March 31, 2022, to appoint Ernst &
       Young LLP as auditor for statutory purposes
       under the Bermuda Companies Act 1981, as
       amended, for Myovant's fiscal year ending
       March 31, 2022, and to authorize the Board,
       through the Audit Committee, to set the
       remuneration for Ernst & Young LLP as
       Myovant's auditor for Myovant's fiscal year
       ending March 31, 2022.

3.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of Myovant's named executive
       officers, as described in the Proxy
       Statement.




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 RBC BEARINGS INCORPORATED                                                                   Agenda Number:  935478948
--------------------------------------------------------------------------------------------------------------------------
        Security:  75524B104
    Meeting Type:  Annual
    Meeting Date:  08-Sep-2021
          Ticker:  ROLL
            ISIN:  US75524B1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard R. Crowell                                        Mgmt          For                            For
       Dr. Steven H. Kaplan                                      Mgmt          For                            For
       Alan B. Levine                                            Mgmt          For                            For

2.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as the Company's independent registered
       public accounting firm for the fiscal year
       2022.

3.     To approve the Company's 2021 Long-Term                   Mgmt          For                            For
       Incentive Plan.

4.     To consider a resolution regarding the                    Mgmt          For                            For
       stockholder advisory vote on named
       executive officer compensation.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Managed Portfolio Series
By (Signature)       /s/ Brian R Wiedmeyer
Name                 Brian R Wiedmeyer
Title                President
Date                 08/15/2022